PREMISES AND EQUIPMENT AND LEASE COMMITMENTS (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)		Dec. 31, 2014 EUR (€)	Dec. 31, 2016 USD ($)
Capital Leases Future Minimum Payments Due Abstract
2017	€ 26
2018	24
2019	12
2020	8
2021	9
Thereafter	19
Total minimum lease payments	98
Property Plant And Equipment Details [Abstract]
Land	593	€ 561
Buildings	1,151	1,129
Leasehold improvements	146	151
Furniture, fittings, machinery and vehicles	787	781
Total, at cost	2,677	2,622
Less: accumulated depreciation and impairment	(1,263)	(1,232)
Net book value	1,414	1,390	[1]		$ 1,540
Property Plant And Equipment Textual Details [Abstract]
Rental expense	€ 43	€ 45		€ 47

[1]	Please see Note 43 for information regarding the restatement